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Amplify Advanced Battery Metals and Materials ETF
AMPLIFY ADVANCED BATTERY METALS AND MATERIALS ETF Summary Information
INVESTMENT OBJECTIVE
The Amplify Advanced Battery Metals and Materials ETF seeks to provide investors with total return.
FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Amplify Advanced Battery Metals and Materials ETF Amplify Advanced Battery Metals and Materials ETF
Management Fees	0.92%
Distribution and Service (12b-1) Fees	none
Other Expenses	none
Total Annual Fund Operating Expenses	0.92%
Fee/Expense Waiver/Reimbursement	(0.20%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver/Reimbursement	0.72%
[1]	Pursuant to a contractual agreement, the Fund's investment adviser has agreed to waive management fees of 0.20% of average daily net assets until March 1, 2021. This waiver agreement may be terminated by action of the Trust's Board of Trustees at any time upon 60 days' written notice by the Trust, on behalf of the Fund, or by the Fund's investment adviser only after March 1, 2021.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain at current levels. This example does not include the brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

Expense Example	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Amplify Advanced Battery Metals and Materials ETF | Amplify Advanced Battery Metals and Materials ETF | USD ($)	74	273	490	1,113

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the fiscal year ended October 31, 2019, the Fund's portfolio turnover rate was 61% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund is an actively managed ETF that seeks to provide investment exposure to companies principally engaged in the mining, exploration, production, development, processing or recycling of the metals and materials being utilized in advanced battery technologies ("Advanced Battery Materials"), currently Lithium, Cobalt, Nickel, Manganese and Graphite. Pursuant to this strategy, the Fund invest at least 80% of its net assets (including investment borrowings) in the securities of companies who (i) derive 50% or more of their revenue from the mining, exploration, production, development, processing or recycling of Advanced Battery Materials; or (ii) are in the top five and have at least 10% of global market share of any Advanced Battery Material, with Advanced Battery Materials as a primary source of revenue or net income for such company. The Fund's investment sub-advisers, Toroso Investment, LLC ("Toroso") and CSAT Investment Advisory, L.P., d/b/a Exponential ETFs ("Exponential," and with Toroso, the "Sub-Advisers"), identify companies complying with these standards based upon data and information available in a company's public regulatory filings, third-party research and other publicly available information. Toroso manages the investment strategy and portfolio selection. Exponential constructs and implements Toroso's trade decisions.

In addition to meeting the standards set forth above, in order to be eligible for inclusion in the Fund a company's securities must comply with the following liquidity standards:

•	A security must be listed and traded on a regulated stock exchange in the form of shares tradeable for non-U.S. investors without restrictions;

•	A security must have a market capitalization of at least $75,000,000; and

•	A security must have a minimum market capitalization value of at least $100 million over the previous six months.

To determine portfolio weightings, the Sub-Adviser sorts eligible securities into one of four groups generally based upon the Advanced Battery Material to which they have the most exposure. Companies with a predominant exposure to Lithium, Cobalt and Nickel, respectively, are each separated into their own group. The final group is composed of companies with a predominant exposure to Manganese or Graphite, as well as companies engaged in the recycling of Advanced Battery Materials. The securities within each group are initially equally weighted. The portfolio weight assigned to each group is determined based upon a model developed by the Sub-Adviser which incorporates information related to the current balance between supply and demand for each Advanced Battery Material, forecasted demand growth, commodity price outlook, likelihood of new supply discovery and regulatory and geo-political risk. The model adjusts these group weights on an annual basis.

While securities within a group are initially equally weighted, the Sub-Adviser may adjust individual security weights within the group. Factors that may cause the Sub-Adviser to tactically adjust the security weights include (i) the financial fundamentals of a company; (ii) the inventory and reserves of an Advanced Battery Material relative to its price; (iii) a company's Environmental, Social and Governance (ESG) score; and (iv) the discovery of new reserves or other causes of increased or new Advanced Battery Material production.

The Sub-Adviser expects that, under normal market conditions, the Fund's portfolio will consist of between 35 and 55 securities. These securities may be issued by small, medium and large capitalization companies operating in both emerging and developed market countries. The Fund may purchase equity securities that trade on U.S. or non-U.S. securities exchanges and in the securities of non-U.S. companies that utilize American Depositary Receipts or Global Depositary Receipts to list on certain exchanges. To the extent that the security of a non-U.S. issuer is available as an American Depositary Receipt, the Fund will purchase the American Depositary Receipt, provided that the American Depositary Receipt's liquidity is comparable to that of the issuer's equity security. The Fund may invest up to 20% of its net assets in derivative instruments for the purposes of obtaining equity exposure underlying its investment strategy. The Fund currently anticipates that any such derivatives exposure would be obtained primarily through swap arrangements on such equity securities.

Concentration Policy. The Fund will concentrate (i.e., invest more than 25% of the value of its total assets) in the securities of companies comprising the metals and mining industry. As of January 1, 2020, the Fund has exposure to Australian companies.

PRINCIPAL RISKS OF INVESTING IN THE FUND

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund's investment objective will be achieved.

Active Market Risk. Although the Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained. Shares trade on the Exchange at market prices that may be below, at or above the Fund's net asset value. Securities, including the Shares, are subject to market fluctuations and liquidity constraints that may be caused by such factors as economic, political, or regulatory developments, changes in interest rates, and/or perceived trends in securities prices. Shares of the Fund could decline in value or underperform other investments.

Australia Risk. Investing in securities of Australian companies may involve additional risks. The Australian economy is heavily dependent on the Asian, European and U.S. markets. Reduced spending by any of these economies on Australian products may adversely affect the Australian market. Additionally, Australia is located in a geographic region that has historically been prone to natural disasters. The occurrence of a natural disaster in the region could negatively impact the Australian economy and affect the value of the securities held by the Fund.

Authorized Participant Concentration Risk. Only an authorized participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that act as authorized participants on an agency basis (i.e. on behalf of other market participants). To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other authorized participant is able to step forward to create or redeem, in either of these cases, Shares may trade at a discount to the Fund's net asset value and possibly face delisting.

Currency Risk. Because the Fund's net asset value is determined in U.S. dollars, the Fund's net asset value could decline if a relevant foreign currency depreciates against the U.S. dollar or if there are delays or limits on the repatriation of such currency. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the Fund's net asset value may change without warning, which could have a significant negative impact on the Fund.

Cyber Security Risk. The Fund is susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund's digital information systems through "hacking" or malicious software coding, but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the Fund's third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the Fund invests, can also subject the Fund to many of the same risks associated with direct cyber security breaches. While the Fund has established business continuity plans and risk management systems designed to reduce the risks associated with cyber security, there are inherent limitations in such plans and systems. Additionally, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

Depositary Receipts Risk. The Fund invests in depositary receipts. Depositary receipts may be subject to certain of the risks associated with direct investments in the securities of foreign companies, such as currency, political, economic and market risks, because their values depend on the performance of the non-dollar denominated underlying foreign securities. Certain countries may limit the ability to convert depositary into the underlying foreign securities and vice versa, which may cause the securities of the foreign company to trade at a discount or premium to the market price of the related depositary receipts. Depositary receipts may be purchased through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by a depositary and the issuer of the underlying security. A depositary may establish an unsponsored facility without participation by the issuer of the deposited security. Unsponsored receipts may involve higher expenses and may be less liquid. Holders of unsponsored depositary receipts generally bear all the costs of such facilities, and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect of the deposited securities.

Derivatives Risk. The use of derivative instruments, such as swap arrangements, can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives. These risks are heightened when the Fund's portfolio managers use derivatives to enhance the Fund's return or as a substitute for a position or security, rather than to hedge (or offset) the risk of a position or security held by the Fund. The use of derivatives presents risks different from, and greater than, the risks associated with investing directly in traditional securities. Among the risks presented are market risk, credit risk, management risk and liquidity risk. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives. The success of the use of derivatives will depend on the ability of the Fund's portfolio managers to assess and predict the impact of market or economic developments on the underlying asset, index or rate, and the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.

Emerging Markets Risk. Investments in emerging market issuers are subject to a greater risk of loss than investments in issuers located or operating in more developed markets. This is due to, among other things, the potential for greater market volatility, lower trading volume, higher levels of inflation, political and economic instability, greater risk of a market shutdown and more governmental limitations on foreign investments in emerging market countries than are typically found in more developed markets. Moreover, emerging markets often have less uniformity in accounting and reporting requirements, less reliable securities valuations and greater risks associated with custody of securities than developed markets. In addition, emerging markets often have greater risk of capital controls through such measures as taxes or interest rate control than developed markets. Certain emerging market countries may also lack the infrastructure necessary to attract large amounts of foreign trade and investment.

Equity Securities Risk. The value of the Shares will fluctuate with changes in the value of the equity securities in which it invests. Equity securities prices fluctuate for several reasons, including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as the current market volatility, or when political or economic events affecting the issuers occur.

Exploration Companies Risk. The exploration and development of metals involves significant financial risks over a significant period of time, which even a combination of careful evaluation, experience and knowledge may not eliminate. Few properties which are explored are ultimately developed into producing mines. Major expenditures may be required to establish reserves by drilling and to construct mining and processing facilities at a site. In addition, metal exploration companies typically operate at a loss and are dependent on securing equity and/or debt financing, which might be more difficult to secure for an exploration company than for a more established counterpart.

Line of Business Risk. Some of the companies in which the Fund will invest are engaged in other lines of business unrelated to the mining, refining and/or manufacturing of metals and these lines of business could adversely affect their operating results. The operating results of these companies may fluctuate as a result of these additional risks and events in the other lines of business. In addition, a company's ability to engage in new activities may expose it to business risks with which it has less experience than it has with the business risks associated with its traditional businesses. Despite a company's possible success in activities linked to its mining, refining and/or manufacturing of metals, there can be no assurance that the other lines of business in which these companies are engaged will not have an adverse effect on a company's business or financial condition.

Management Risk. The Fund is subject to management risk because it is an actively managed. In managing the Fund's portfolio, the Sub-Advisers will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results.

Market Maker Risk. If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund's net asset value and the price at which the Shares are trading on the Exchange, which could result in a decrease in value of the Shares. In addition, decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund's portfolio securities and the Fund's market price. This reduced effectiveness could result in Shares trading at a discount to net asset value and also in greater than normal intra-day bid-ask spreads for Shares.

Market Risk. Market risk is the risk that a particular security owned by the Fund or the Shares in general may fall in value. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Overall security values could decline generally or could underperform other investments.

Materials Companies Risk. The Fund's assets are concentrated in the materials sector, which means the Fund is more affected by the performance of the materials sector than a fund that is more diversified. Many materials companies are significantly affected by the level and volatility of commodity prices, exchange rates, import controls, worldwide competition, environmental policies and consumer demand. At times, worldwide production of industrial materials has exceeded demand as a result of over-building or economic downturns, leading to poor investment returns or losses. Other risks may include liabilities for environmental damage and general civil liabilities, depletion of resources, and mandated expenditures for safety and pollution control. The materials sector may also be affected by economic cycles, technical progress, labor relations, and government regulations.

Metals and Mining Companies Risk. The Fund invests in securities that are issued by and/or have exposure to, companies primarily involved in the metals and mining industry. Investments in metals and mining companies may be speculative and subject to greater price volatility than investments in other types of companies. The profitability of companies in the metals and mining industry is related to, among other things, worldwide metal prices and extraction and production costs. Worldwide metal prices may fluctuate substantially over short periods of time, and as a result, the Fund's Share price may be more volatile than other types of investments. In addition, metals and mining companies may be significantly affected by changes in global demand for certain metals, economic developments, energy conservation, the success of exploration projects, changes in exchange rates, interest rates, economic conditions, tax treatment, trade treaties, and government regulation and intervention, and events in the regions that the companies to which the Fund has exposure operate (e.g., expropriation, nationalization, confiscation of assets and property, the imposition of restrictions on non-U.S. investments or repatriation of capital, military coups, social or political unrest, violence and labor unrest). Metals and mining companies may also be subject to the effects of competitive pressures in the metals and mining industry.

Non-Diversification Risk. Because the Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund's volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund's performance.

Non-U.S. Investment Risk. Securities issued by non-U.S. companies present risks beyond those of securities of U.S. issuers. Risks of investing in the securities of non-U.S. companies include: different accounting standards; expropriation, nationalization or other adverse political or economic developments; currency devaluation, blockages or transfer restrictions; changes in foreign currency exchange rates; taxes; restrictions on non-U.S. investments and exchange of securities; and less government supervision and regulation of issuers in non-U.S. countries. Prices of non-U.S. securities also may be more volatile.

Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund's service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund, Adviser and Sub-Advisers seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

Premium/Discount Risk. The net asset value of Shares will generally fluctuate with changes in the market value of the Fund's holdings. The market prices of Shares will generally fluctuate in accordance with change in net asset value as well as the relative supply of and demand for Shares on the Exchange. The Fund cannot predict whether Shares will trade bellow (discount), at or above (premium) their net asset value. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the holdings of the Fund trading individually or in the aggregate at any point in time.

Rare Earth Metal Companies Risk. Rare earth metals have more specialized uses and are often more difficult to extract. The use of strategic metals in modern technology has increased dramatically over the past years. Consequently, the demand for these metals has strained supply, which has the potential to result in a shortage of such materials which could adversely affect the companies in the Fund's portfolio. Companies involved in the various activities that are related to the mining, refining and/or manufacturing of rare earth metals tend to be small-, medium- and micro-capitalization companies with volatile share prices, are highly dependent on the price of rare earth metals, which may fluctuate substantially over short periods of time. The value of such companies may be significantly affected by events relating to international, national and local political and economic developments, energy conservation efforts, the success of exploration projects, commodity prices, tax and other government regulations, depletion of resources, and mandated expenditures for safety and pollution control devices. The mining, refining and/or manufacturing of rare earth metals can be capital intensive and, if companies involved in such activities are not managed well, the share prices of such companies could decline even as prices for the underlying rare earth metals are rising. In addition, companies involved in the various activities that are related to the mining, refining and/or manufacturing of rare earth metals may be at risk for environmental damage claims.

Regulatory Action Risk. The mining, refining and/or manufacturing of metals may be significantly affected by regulatory action and changes in governments. For example, China, which produces approximately 80% of the world's rare earth supplies, has ended its former export quota for rare earth metals following a World Trade Organization ("WTO") ruling. Future moves by China or other countries essential to the producing, refining or recycling of rare earth metals to limit exports could have a significant adverse effect on industries around the globe and on the values of the businesses in which the Fund invests. Moreover, while it is expected that China will consume a large percentage of the rare earth metals produced within the country to support its growing economy, China has shown a willingness to flood the market for rare earth metals thereby causing many companies to shut down.

Small Fund Risk. The Fund currently has fewer assets than larger funds, and like other smaller funds, large inflows and outflows may impact the Fund's market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected. Because the Fund has fewer assets than larger Funds, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets under management to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences for shareholders and could cause shareholders to incur expenses of liquidation and elevated transaction costs. Even if the Fund does not liquidate, if the Fund fails to attract a large amount of assets, shareholders of the Fund may incur higher expenses. In addition, the Fund may face the risk of being delisted if the Fund does not meet certain conditions of the Exchange. Finally, when the Fund's size is small, the Fund may experience low trading volume and wide bid/ask spreads.

Smaller Companies Risk. Small and/or mid-capitalization companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than larger, more established companies as a result of several factors, including limited trading volumes, products or financial resources, management inexperience and less publicly available information. Accordingly, such companies are generally subject to greater market risk than larger, more established companies.

Swaps Risk. The use of swaps is a highly specialized activity which involves investment techniques and risk analyses different from those associated with ordinary portfolio securities transactions. Transactions in equity swaps can involve greater risks than if the Fund had invested in securities directly since, in addition to general market risks, swaps may be leveraged and are also subject to illiquidity risk, counterparty risk, credit risk and pricing risk. Regulators also may impose limits on an entity's or group of entities' positions in certain swaps. However, certain risks are reduced (but not eliminated) if the Fund invests in cleared swaps. Because bilateral swap agreements are two-party contracts and because they may have terms of greater than seven days, these swaps may be considered to be illiquid. Moreover, the Fund bears the risk of loss of the amount expected to be received under an equity swap in the event of the default or bankruptcy of a swap counterparty. Many swaps are complex and valued subjectively. Swaps may also be subject to pricing or "basis" risk, which exists when a particular derivative diverges from the price of corresponding cash market instruments. Under certain market conditions it may not be economically feasible to initiate a transaction or liquidate a position in time to avoid a loss or take advantage of an opportunity. If a swap transaction is particularly large or if the relevant market is illiquid, it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price, which may result in significant losses. The value of equity swaps can be very volatile, and a variance in the degree of volatility or in the direction of securities prices from the Fund's expectations may produce significant losses in the Fund's investments in swaps. In addition, a perfect correlation between an equity swap and a security position may be impossible to achieve. As a result, the Fund's use of equity swaps may not be effective in fulfilling the Fund's investment strategies and may contribute to losses that would not have been incurred otherwise.

Trading Issues Risk. Although the Shares of the Fund are listed for trading on the Exchange, there can be no assurance that an active trading market for such Shares will develop or be maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to Exchange "circuit breaker" rules. Market makers are under no obligation to make a market in the Fund's Shares, and authorized participants are not obligated to submit purchase or redemption orders for Creation Units. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. The Fund may have difficulty maintaining its listing on the Exchange in the event the Fund's assets are small or the Fund does not have enough shareholders.

The Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective.

PERFORMANCE

The bar chart and table below illustrate the annual calendar year returns of the Fund based on NAV as well as the average annual Fund returns. The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year and by showing how the Fund's average annual total returns based on NAV compare to those of a benchmark index and a broad-based market index. The Fund's performance information is accessible on the Fund's website at www.amplifyetfs.com.

Calendar Year Total Returns as of 12/31

The Fund's highest quarterly return was 7.33% (quarter ended March 31, 2019) and the Fund's lowest quarterly return was -9.73% (quarter ended June 30, 2019).
Average Annual Total Return as of December 31, 2019
Average Annual Total Returns - Amplify Advanced Battery Metals and Materials ETF	Label	1 Year	Since Inception	Inception Date
Amplify Advanced Battery Metals and Materials ETF	Return Before Taxes	(3.26%)	(30.08%)	Jun. 04, 2018
Amplify Advanced Battery Metals and Materials ETF | Return After Taxes on Distributions	Return After Taxes on Distributions	(3.97%)	(30.43%)	Jun. 04, 2018
Amplify Advanced Battery Metals and Materials ETF | Return After Taxes on Distributions and Sale of Fund Shares	Return After Taxes on Distributions and Sale of Fund Shares	(1.41%)	(22.25%)	Jun. 04, 2018
MSCI AC World Index Metals & Mining Net Index (reflects no deduction for fees, expenses or taxes)	MSCI AC World Index Metals & Mining Net Index (reflects no deduction for fees, expenses or taxes)	21.73%	1.41%	Jun. 04, 2018
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	S&P 500 Index (reflects no deduction for fees, expenses or taxes)	31.49%	13.07%	Jun. 04, 2018

The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.